Investment Strategy	Mar. 30, 2026
Infrastructure Capital Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that pay dividends during normal market conditions. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund may invest in the equity securities of companies of any market capitalization. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.

The Fund invests primarily in securities of U.S. companies, but may invest in foreign securities, including securities of companies located in emerging markets. The Fund’s investments in foreign securities may include sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities, direct foreign securities (purchased on a foreign exchange), and securities of companies incorporated outside the U.S. but whose securities are publicly traded on a U.S. exchange. The Fund may also invest in real estate investment trusts (“REITs”), companies in the utilities industry, companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities, and master limited partnerships (“MLPs”). A REIT is a corporation, trust or association dedicated to owning, operating or financing income-producing real estate. MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. Utilities companies include companies that produce or distribute gas, electricity or water.

The Fund may purchase and write put and call options on equity securities and equity security indices in an effort to generate additional income, reduce volatility or hedge against market or other risks in the Fund’s portfolio. The Fund intends to enter into swap agreements, including total return swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities. The Fund may engage in short sales of securities in its portfolio to hedge against market, interest-rate, commodity, inflation and credit risk and to facilitate total return opportunities. In a short sale transaction, the Fund will borrow a security and sell it at the current market price in the anticipation of buying the security at a lower price prior to the time the Fund is obligated to return the security to the owner. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 20% of the Fund’s net assets.

The Fund may invest up to 20% of its net assets in fixed income securities of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds”. The Fund’s investments in fixed income securities may also include investments in equity-linked notes (“ELNs”) in an effort to generate income. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. The Fund is also authorized to borrow from banks for investment purposes an amount up to 33 1/3% of its total assets (including the amount borrowed), in compliance with the Investment Company Act of 1940 (the “1940 Act”). The use of borrowings to purchase additional securities is known as leverage. The Fund enters into arrangements with counterparties that allow the Fund to borrow cash. Borrowings under such arrangements will be collateralized by the Fund’s investments. Interest on such borrowing arrangements is typically charged at the overnight bank funding rate plus an additional percentage rate on the amount borrowed. The Fund’s use of leverage will vary depending on market conditions. Under normal market conditions, the Fund seeks to employ leverage ranging from 0% to 30% of the Fund’s net assets. However, in an effort to successfully carry out the Fund’s active strategies, the Fund may opportunistically deploy leverage at levels outside the expected range, in compliance with the 1940 Act.

The Adviser is a top-down manager, making investment decisions with global macroeconomic factors in mind. The Adviser actively manages the assets of the portfolio pursuant to a variety of quantitative, qualitative, and relative valuation factors. As an example, when selecting securities that are subject to a call provision, the Adviser generally seeks to underweight or eliminate those that trade above the call price and exhibit a low or negative yield-to-call (i.e., the rate of return that an investor would earn if the security was held until its call date). As part of its quantitative analysis when selecting securities and constructing the portfolio, the Adviser will evaluate potential investments with respect to key variables, including, without limitation, the competitive position of a company, the perceived ability of the company to earn a high return on capital, the historical and projected stability and reliability of the profits of the company, the anticipated ability of the company to generate cash in excess of its growth needs, and the company’s ability to obtain additional capital. The Adviser will also consider data points such as current yield, market capitalization, financial risk profiles, and relative values based on various time horizons.

To obtain high yield and total return, the Adviser will favor sectors and industries that it currently views are undervalued on a relative basis. For example, the Adviser may overweight issuers in the real estate sector over the financial sector, when the market has oversold a real estate sector or has overbought a financial sector. In addition, to reduce volatility, the Adviser may add preferred equity securities, which, under normal market conditions, have historically lower volatility than common equity securities. In addition, when constructing and maintaining the portfolio, the Adviser will consider macroeconomic factors and outlook with the goal of achieving diversification and the Fund’s objectives.

Depending on the current market environment, the Adviser may select investments in sectors such as Utilities, REITs, Industrials and Pipelines, when it believes equity securities of these sectors offer high dividends and total return opportunities on a relative basis. The Fund may invest in limited partnership interest through MLP units, securities of companies holding primarily general partner or managing member interests in MLPs, and other investment companies that invest in MLPs.

In addition to quantitative, qualitative, and relative valuation factors, the Adviser aims to achieve an investment philosophy that is: (1) driven by discipline, (2) applied consistently, and (3) centered around risk management. The Adviser will execute a transaction after considering the time horizon for the investment and the portfolio’s positioning. Factors considered as part of the sell discipline include excessive valuation, opportunities to shift to more favorable investments, lack of confidence in the original thesis, changes in the company’s fundamental position, and whether a better opportunity exists to further the Fund’s strategy. The Adviser expects to engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its net assets in fixed income securities of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds”.
Infrastructure Capital Small Cap Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The Fund defines small-capitalization (“Small Cap”) companies as those companies with a market capitalization, at the time of initial investment, that is within or below the range of companies in the Russell 2000® Index. As of February 28, 2026, the market capitalization range of companies comprising the Russell 2000® Index was between $10 million and $39 billion. The Fund’s investments in securities of Small Cap companies may include common stocks, preferred stocks, convertible securities, debt instruments, equity-linked notes (“ELNs”), other investment companies or exchange-traded funds (“ETFs”). The Fund considers investments in other investment companies and ETFs to be investments in Small Cap companies if the underlying investment company or ETF also has a policy of investing at least 80% of its net assets in small capitalization companies. The Fund’s investments in other investment companies and ETFs will typically be less than 20% of the Fund’s net assets. The Fund’s initial investments may appreciate beyond the Small Cap market capitalization range described above, however, the Fund will not sell an investment simply because it does not meet the original small-capitalization definition. The Fund may, on occasion, purchase securities of companies with market capitalizations outside of the range described above when the Adviser believes the company has value and income qualities similar to small-capitalization companies sought out by the Fund.

The Fund’s investments in Small Cap companies may also include investments in real estate investment trusts (“REITs”), companies in the utilities industry, companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities, and master limited partnerships (“MLPs”). A REIT is a corporation, trust or association dedicated to owning, operating or financing income-producing real estate. MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. Utilities companies include companies that produce or distribute gas, electricity or water. The Fund may also invest in ELNs in an effort to generate income. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN.

To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio. The Fund has entered into swap agreements, including total return swaps. The Fund utilizes swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities. The extent of the Fund’s use of put and call options will vary depending on the Adviser’s assessment of market conditions and other factors. The Fund engages in short sales of securities in its portfolio to hedge against market, interest-rate, commodity, inflation and credit risk and to facilitate total return opportunities. In a short sale transaction, the Fund borrows a security and sells it at the current market price in the anticipation of buying the security at a lower price prior to the time the Fund is obligated to return the security to the owner. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 20% of the Fund’s net assets.

The Fund invests in fixed income securities of Small Cap companies of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds”. The Fund is also authorized to borrow from banks for investment purposes an amount up to 33 1/3% of its total assets (including the amount borrowed), in compliance with the Investment Company Act of 1940 (the “1940 Act”). The use of borrowings to purchase additional securities is known as leverage. The Fund enters into arrangements with counterparties that allow the Fund to borrow cash. Borrowings under such arrangements will be collateralized by the Fund’s investments. Interest on such borrowing arrangements is typically charged at the overnight bank funding rate plus an additional percentage rate on the amount borrowed. The Fund’s use of leverage will vary depending on market conditions. Under normal market conditions, the Fund seeks to employ leverage ranging from 0% to 30% of the Fund’s net assets. However, in an effort to successfully carry out the Fund’s active strategies, the Fund may opportunistically deploy leverage at levels outside the expected range, in compliance with the 1940 Act.

The Fund invests primarily in securities of U.S. companies, but also invests in foreign securities, including securities of companies located in emerging markets. The Fund’s investments in foreign securities may include sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities, direct foreign securities (purchased on a foreign exchange), and securities of companies incorporated outside the U.S. but whose securities are publicly traded on a U.S. exchange.

The Adviser is a top-down manager, making investment decisions with global macroeconomic factors in mind. The Adviser actively manages the assets of the portfolio pursuant to a variety of quantitative, qualitative, and relative valuation factors. When selecting investments in Small Cap companies, the Adviser may emphasize stocks that it considers to be value stocks. As an example, the Adviser may favor lower relative price stocks, or stocks with higher profitability as compared to their representation in the small-cap value segment of the U.S. market (favorable relative value). If a company has a low price in relation to its book value or relative to the price of its peers, it would also be considered a value stock. When evaluating the relative price of a security, the Adviser may consider additional features such as enterprise values, capital ratios, operating metrics, and other key financial ratios that the Adviser believes are pertinent to valuing a sector or industry group of the Small Cap company, such as price to cash flow or price to earnings ratios. When selecting preferred securities that are subject to a call provision, the Adviser generally seeks to underweight or eliminate those that trade above the call price and exhibit a low or negative yield-to-call (i.e., the rate of return that an investor would earn if the security was held until its call date).

As part of its quantitative analysis when selecting securities and constructing the portfolio, the Adviser evaluates potential investments with respect to key variables, including, without limitation, the competitive position of a company, the perceived ability of the company to earn a high return on capital, the historical and projected stability and reliability of the profits of the company, the anticipated ability of the company to generate cash in excess of its growth needs, and the company’s ability to obtain additional capital. The Adviser also considers data points such as current yield, market capitalization, financial risk profiles, and relative values based on various time horizons.

To seek to obtain capital appreciation and income, the Adviser favors Small Cap companies that it currently views as undervalued on a relative basis. Generally, the Adviser utilizes a multi-factor proprietary approach that considers a Small Cap company’s value relative to its industry or sector; however, the Adviser also considers a company’s value relative to the characteristics of other Small Cap companies contained in the Russell 2000® Index. For example, the Adviser may overweight a specific Small Cap issuer or the Fund’s exposure to a real estate sector over the financial sector when the market has oversold a real estate sector or issuer or has overbought a financial sector. In addition, to reduce volatility and obtain income, the Adviser may add preferred securities, which, under normal market conditions, have historically lower volatility than common securities. When constructing and maintaining the Fund’s portfolio, the Adviser will also consider macroeconomic factors and outlook with the goal of achieving diversification and the Fund’s objectives.

Depending on the current market environment, the Adviser may select investments in sectors such as Utilities, REITs, Industrials and Pipelines, when it believes equity securities of these sectors offer high dividends and total return opportunities on a relative basis. The Fund may invest in limited partnership interest through MLP units, securities of companies holding primarily general partner or managing member interests in MLPs, and other investment companies that invest in MLPs.
In addition to quantitative, qualitative, and relative valuation factors, the Adviser aims to achieve an investment philosophy that is: (1) driven by discipline, (2) applied consistently, and (3) centered around risk management. The Adviser will execute a transaction after considering the time horizon for the investment and the portfolio’s positioning. Factors considered as part of the sell discipline include excessive valuation, opportunities to shift to more favorable investments, lack of confidence in the original thesis, changes in the company’s fundamental position, and whether a better opportunity exists to further the Fund’s strategy. The Adviser expects, at times, to engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective. The Adviser expects annual portfolio turnover may, at times, exceed 100% of the average value of the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies.
Infrastructure Capital Bond Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The Adviser constructs the Fund’s portfolio by investing in a range of bonds, including municipal bonds, government bonds, and corporate bonds. To achieve the investment objectives, the Adviser will mainly invest in corporate bonds. The Fund’s investments in corporate bonds includes, but are not limited to, fixed or floating rate bonds, zero-coupon bonds and convertible bonds. The Fund also invests in asset-backed and mortgage-backed securities. The Fund’s investments in fixed income securities may include equity-linked notes (“ELNs”) and other investment companies, including open-end funds and exchange-traded funds (“ETFs”). ELNs are hybrid derivative-type instruments that are designed to combine the characteristics of one or more reference securities (e.g., a single stock, a stock index or a basket of stocks) and a related equity derivative. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. The Fund considers investments in other ELNs, investment companies, and ETFs to be investments in fixed income securities if the underlying investment company or ETF also has a policy of investing at least 80% of its net assets in fixed income securities.

The Fund may invest in securities of any credit quality and maturity, including investment-grade securities and securities rated below investment grade, or unrated securities, commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service or lower than BBB- by Standard and Poor’s Rating Group, or if unrated, are considered by the Adviser to be of comparable credit quality. The Fund may invest in junk bonds that are in default as to the payment of principal or interest. High yield bonds have a higher expected rate of default than higher quality bonds. The Fund may invest in bonds that are secured by the assets of the issuer and unsecured bonds. The Fund may invest in privately placed bonds that may be resold to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). The Fund may also invest in other open-end investment companies, such as ETFs, that have a policy of investing at least 80% of its net assets in fixed income securities.

To seek to obtain current income and capital appreciation opportunities, the Adviser will favor fixed income securities that it currently views as undervalued on a relative basis. To determine a security’s relative value, generally, the Adviser will utilize a multi-factor proprietary approach that considers, among other factors, a fixed income securities term premium, credit premium, liquidity premium, industry, sector, market capitalization, and value relative to the characteristics of other ETFs, ELNs, investment companies, or indexes that predominately invest in fixed income securities. The Adviser may select investments in sectors such as Utilities, real estate investment trusts (“REITs”), Industrials and Pipelines, when it believes the fixed income securities offer high total return opportunities on a relative basis.

The Adviser is a top-down manager, making investment decisions with global macroeconomic factors in mind. The Adviser considers economic factors, which may include, but is not limited to, inflation, interest rates, unemployment, commodity prices, economic growth, and monetary policy, when pursuing the Fund’s strategies. For example, if the Adviser forecasts an increase in commodity prices, the Adviser may seek to purchase bonds of companies with commodity exposure. The Adviser actively manages the assets of the portfolio pursuant to a variety of quantitative, qualitative, and relative valuation factors. When selecting investments for the Fund, the Adviser may emphasize fixed income securities that it considers discounted or offer total return opportunities. The Adviser may also consider additional features such as a company’s enterprise values, capital ratios, operating metrics, and other key financial ratios that the Adviser believes are pertinent to valuing a sector or industry group, such as price to cash flow or price to earnings ratios.
When selecting preferred securities that are subject to a call provision, the Adviser generally seeks to underweight or eliminate those that trade above the call price and exhibit a low or negative yield-to-call (i.e., the rate of return that an investor would earn if the security was held until its call date).

As part of its quantitative analysis when selecting securities and constructing the portfolio, the Adviser will evaluate potential investments with respect to key variables, including, without limitation, the competitive position of a company, the perceived ability of the company to earn a high return on capital, the historical and projected stability and reliability of the profits of the company, the anticipated ability of the company to generate cash in excess of its growth needs, and the company’s ability to obtain additional capital. The Adviser’s quantitative analysis will typically use a variety of resources accessible to the public, including SEC filings, shareholder reports of issuers or the Bloomberg Terminal. The Adviser will also consider data points such as current yield, market capitalization, financial risk profiles, and relative values based on various time horizons.

In addition to quantitative, qualitative, and relative valuation factors, the Adviser aims to achieve an investment philosophy that is: (1) driven by discipline, (2) applied consistently, and (3) centered around risk management. The Adviser will execute a trade after considering the time horizon for the investment and the portfolio’s positioning. Factors considered as part of the sell discipline include excessive valuation, opportunities to shift to more favorable investments, lack of confidence in the original thesis, changes in the company’s fundamental position, and whether a better opportunity exists to further the Fund’s strategy. The Adviser expects, at times, to engage in active trading with high portfolio turnover of the Fund’s portfolio investments to achieve the Fund’s investment objective. The Adviser expects annual portfolio turnover may, at times, exceed 100% of the average value of the Fund’s portfolio.

The Fund may invest up to 20% of the Fund’s net assets in equity securities. The Fund may invest in the equity securities of companies of any market capitalization. The Fund’s investments in equity securities will typically be in the form of preferred stocks. From time to time the Fund may hold common stock, usually in the event a security is converted into common equity. The Fund may also invest in limited partnership interest through MLP units, securities of companies holding primarily general partner or managing member interests in MLPs, and other investment companies that invest in MLPs.

To assist the Adviser’s portfolio management process, the Adviser purchases and writes put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio. The Fund enters into swap agreements, including total return swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities. The extent of the Fund’s use of put and call options will vary depending on the Adviser’s assessment of market conditions and other factors. The Fund may engage in short sales of securities in its portfolio to hedge against market, interest-rate, commodity, inflation and credit risk and to facilitate total return opportunities. In a short sale transaction, the Fund borrows a security and sells it at the current market price in the anticipation of buying the security at a lower price prior to the time the Fund is obligated to return the security to the owner. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 20% of the Fund’s net assets.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of the Fund’s net assets in equity securities.